united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 6.9%
	DEBT FUNDS- 6.9%
57,077	iShares iBoxx $ High Yield Corporate Bond ETF	$ 5,045,036
691,874	VanEck Vectors High-Yield Municipal Index ETF	21,385,825
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,785,814)	26,430,861

	MUTUAL FUNDS - 53.9%
	DEBT FUNDS- 53.9%
4,552,587	American Century High Yield Fund	26,222,903
4,024,122	BlackRock High Yield Portfolio	31,307,672
1,546,987	Eaton Vance Income Fund of Boston	8,987,996
8,032,889	MainStay High Yield Corporate Bond Fund	46,269,440
1,237,393	Principal High Yield Fund	9,156,707
3,430,977	Prudential High Yield Fund	19,041,923
5,340,760	Putnam High Yield Fund	33,059,306
3,528,865	Transamerica High Yield Bond	33,136,038
	TOTAL MUTUAL FUNDS (Cost - $193,679,112)	207,181,985
Principal
	U.S. GOVERNMENT OBLIGATIONS - 32.5%
$ 45,000,000	United States Treasury Bill, 0.000% due 6/21/2018	44,477,731
47,000,000	United States Treasury Note, 1.875% due 3/31/2022 #	47,033,041
16,100,000	United States Treasury Note, 1.750% due 5/31/2022 #	16,007,554
17,500,000	United States Treasury Note, 2.000% due 5/31/2024 #	17,361,234
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $124,984,174)	124,879,560
Shares
	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND - 3.8%
14,734,422	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.77% *	14,734,422
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,734,422)

	TOTAL INVESTMENTS - 97.1% (Cost - $359,183,522)(a)	$ 373,226,828
	OTHER ASSETS LESS LIABILITIES - 2.9%	11,118,833
	NET ASSETS - 100.0%	$ 384,345,661

# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $359,198,334 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 14,289,141
	Unrealized depreciation:	(260,647)
	Net unrealized appreciation	$ 14,028,494

Number of						Underlying Face	Unrealized
Contracts						Amount at Value	Depreciation
LONG FUTURE CONTRACT
180	5-Year US Treasury Note Futures September 2017					$ 21,210,469	$ (66,094)

Credit Default Swap Agreements - Sell Protection (a)
Receivable for
Underlying		Fixed Deal	Maturity	Notional		Premiums	Variation Margin on
Instrument	Counterparty	Receive Rate	Date	Amount (b)	Value	Paid (Received)	Derivative Instruments
CDX North American High Yield Index
Version 1, Series 28	Intercontinental Exchange	5.00%	6/20/2022	$ 105,300,000	$ 7,207,153	$ 6,791,461	$ 415,692

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the nothional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.
(b) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

SWAPTIONS PURCHASED
				Exercise	Expiration	Notional	Unrealized
Description		Counterparty	Call/Put	Rate	Date	Amount	Depreciation
CDX North American High Yield Index
Version 1, Series 28 Strike Payer Index Option		Goldman Sachs	Put	104	12/20/2017	$ 75,000,000	$ (378,766)
CDX North American High Yield Index
Version 1, Series 28 Strike Payer Index Option		Goldman Sachs	Put	106	7/19/2017	$ 40,000,000	$ (61,276)
						$ 115,000,000	$ (440,042)

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Security		Counterparty	Received/(Paid)	Date	Contracts	Amount	Appreciation
iBoxx USD Liquid High Yield Index Sep 2017		Goldman Sachs	1.15178%	9/20/2017	38,407	$ 10,000,000	$ 117,537
iBoxx USD Liquid High Yield Index Dec 2017		Goldman Sachs	1.27356%	12/20/2017	153,115	40,000,000	255,243
					191,522	$ 50,000,000	$ 372,780

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value
	COMMON STOCK - 61.1%
	AGRICULTURE - 1.1%
2,116	Archer-Daniels-Midland Co. +	$ 87,560
963	Bunge Ltd. +	71,840
		159,400
	AIRLINES - 1.2%
1,646	Delta Air Lines, Inc.	88,456
1,412	Southwest Airlines Co.	87,741
		176,197
	APPAREL - 0.6%
1,299	Deckers Outdoor Corp.	88,670

	AUTO MANUFACTURERS - 1.2%
7,783	Ford Motor Co.	87,092
2,527	General Motors Co.	88,268
		175,360
	AUTO PARTS & EQUIPMENT - 2.4%
4,037	Dana, Inc.	90,146
631	Lear Corp. +	89,653
1,491	Tenneco, Inc. +	86,225
4,071	Tower International, Inc.	91,394
		357,418
	BANKS - 1.8%
1,772	Bank of New York Mellon Corp. +	90,407
1,362	Citigroup, Inc.	91,091
1,585	SunTrust Banks, Inc.	89,901
		271,399
	BUILDING MATERIALS - 1.6%
2,924	Boise Cascade Co. * +	88,890
4,913	Builders FirstSource, Inc. *	75,267
3,575	Louisiana-Pacific Corp. *	86,193
		250,350
	CHEMICALS - 0.6%
2,931	Univar, Inc. *	85,585

	COAL - 0.6%
6,160	CONSOL Energy, Inc. * +	92,030

	COMMERCIAL SERVICES - 3.5%
2,319	Alarm.com Holdings, Inc. *	87,264
1,167	Insperity, Inc. +	82,857
3,937	Kelly Services, Inc.	88,386
4,512	Kforce, Inc. +	88,435
817	ManpowerGroup, Inc.	91,218
594	S&P Global, Inc.	86,718
		524,878
	COMPUTERS - 2.2%
2,085	Insight Enterprises, Inc. *	83,379
2,358	Logitech International SA	86,444
9,664	Quantum Corp. *	75,476
3,546	Super Micro Computer, Inc. *	87,409
		332,708
	DISTRIBUTION/WHOLESALE - 1.2%
1,136	Anixter International, Inc. * +	88,835
1,566	WESCO International, Inc. *	89,732
		178,567
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,048	American Express Co.	88,284

	ELECTRIC - 1.0%
2,632	Hawaiian Electric Industries, Inc.	85,224
5,019	NRG Energy, Inc.	86,427
		171,651
	ELECTRONICS - 3.2%
2,252	Avnet, Inc. +	87,558
6,363	Celestica, Inc. * +	86,410
5,103	Flex Ltd. * +	83,230
2,434	Jabil, Inc. +	71,048
2,191	Sanmina Corp. *	83,477
677	SYNNEX Corp. +	81,213
		492,936
	ENGINEERING & CONSTRUCTION - 1.1%
1,327	EMCOR Group, Inc.	86,759
5,769	KBR, Inc.	87,804
		174,563
	ENTERTAINMENT - 1.1%
4,347	Pinnacle Entertainment, Inc.	85,897
4,798	Stars Group, Inc.	85,884
		171,781

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 61.1%
	FOOD - 2.9%
3,852	Kroger Co. +	$ 89,829
6,203	Nomad Foods Ltd. *	87,524
3,250	Performance Food Group Co. *	89,050
1,744	Sysco Corp.	87,776
3,205	US Foods Holding Corp. *	87,240
		441,419
	FOREST PRODUCTS & PAPER - 1.2%
1,985	Clearwater Paper Corp. * +	92,799
2,361	Domtar Corp.	90,710
		183,509
	HEALTHCARE-PRODUCTS - 1.7%
570	Align Technology, Inc. *	85,568
1,423	Baxter International, Inc.	86,148
256	CR Bard, Inc.	80,924
		252,640
	HEALTHCARE-SERVICES - 2.3%
1,003	HCA Healthcare, Inc. *	87,462
1,331	LifePoint Health, Inc. *	89,377
1,220	Molina Healthcare, Inc. *	84,400
5,919	Select Medical Holdings Corp. *	90,857
		352,096
	HOME BUILDERS - 1.2%
3,891	KB Home	93,267
3,703	Taylor Morrison Home Corp. *	88,909
		182,176
	INSURANCE - 1.2%
2,114	Assured Guaranty Ltd.	88,238
23,530	Genworth Financial, Inc. *	88,708
		176,946
	INTERNET - 1.7%
673	F5 Networks, Inc. *	85,511
2,313	RingCentral, Inc. *	84,540
3,152	Yandex NV *	82,708
		252,759
	IRON/STEEL - 0.6%
3,432	Schnitzer Steel Industries, Inc.	86,486

	LEISURE TIME - 1.8%
2,817	Camping World Holdings, Inc.	86,904
3,670	Intrawest Resorts Holdings, Inc. *	87,126
4,670	MCBC Holdings, Inc. *	91,299
		265,329
	LODGING - 0.5%
3,691	Melco Resorts & Entertainment Ltd. - ADR +	82,863

	MEDIA - 0.6%
1,874	Thomson Reuters Corp.	86,747

	METAL FABRICATE/HARDWARE - 0.6%
2,836	Global Brass & Copper Holdings, Inc.	86,640

	MINING - 0.6%
6,950	Dominion Diamond Corp.	87,292

	OIL & GAS - 3.4%
6,608	Alon USA Energy, Inc.	88,019
9,677	Crescent Point Energy Corp.	74,029
3,998	CVR Energy, Inc.	86,996
10,273	Enerplus Corp.	83,417
5,313	SandRidge Energy, Inc. *	91,437
2,855	Sunoco LP	87,392
		511,290
	OIL & GAS SERVICES - 0.5%
4,792	MRC Global, Inc. *	79,164

	PHARMACEUTICALS - 2.5%
4,441	Diplomat Pharmacy, Inc. *	65,727
1,038	Eli Lilly & Co.	85,427
1,336	Express Scripts Holding Co. * +	85,290
434	McKesson Corp.	71,410
2,808	PharMerica Corp. *	73,710
		381,564
	PIPELINES - 1.7%
5,460	Enbridge Energy Partners LP	87,360
5,389	Energy Transfer Equity LP	96,786
2,527	Williams Cos., Inc.	76,518
		260,664

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 61.1%
	REITS - 1.2%
17,738	Xinyuan Real Estate Co. Ltd.	$ 91,883
10,368	Arbor Realty Trust, Inc.	86,469
		178,352
	RETAIL - 5.5%
3,222	Caleres, Inc.	89,507
4,675	MarineMax, Inc. *	91,396
15,549	Office Depot, Inc.	87,696
276	Panera Bread Co. *	86,841
43,174	Rite Aid Corp. *	127,363
3,958	Ruth's Hospitality Group, Inc.	86,087
1,714	Target Corp.	89,625
1,163	Wal-Mart Stores, Inc. +	88,016
2,375	World Fuel Services Corp.	91,319
		837,850
	SEMICONDUCTORS - 0.5%
4,917	Marvell Technology Group Ltd.	81,229

	SOFTWARE - 1.1%
2,542	Cadence Design Systems, Inc. * +	85,132
1,397	Veeva Systems, Inc. *	85,650
		170,782
	TELECOMMUNICATIONS - 2.2%
5,376	America Movil SAB de CV	85,586
14,164	HC2 Holdings, Inc. *	83,284
3,092	Telephone & Data Systems, Inc.	85,803
20,885	Windstream Holdings, Inc.	81,034
		335,707
	TRANSPORTATION - 0.6%
2,336	Hub Group, Inc. *	89,586

	TOTAL COMMON STOCK (Cost - $9,207,703)	9,254,867

	EXCHANGE TRADE FUNDS - 37.4%
	EQUITY FUNDS- 37.4%
23,439	SPDR S&P 500 ETF Trust +	$ 5,667,550
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,511,312)

Contracts
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
11	S&P 500 E-Mini July 2017 Option ^	1,650
	Expiration July 2017, Exercise Price $2,300.00
15	S&P 500 E-Mini July 2017 Option ^	9,975
	Expiration July 2017, Exercise Price $2,400.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $29,750)	11,625
Shares
	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
368,301	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% ** +	368,301
	TOTAL SHORT-TERM INVESTMENT (Cost - $368,301)

	TOTAL INVESTMENTS - 101.0% (Cost - $15,117,066)(a)	$ 15,302,343
	SECURITIES SOLD SHORT - (60.6) % (Proceeds - $9,165,222)	(9,182,391)
	OTHER ASSETS LESS LIABILITIES - 59.6%	9,039,732
	NET ASSETS - 100.0%	$ 15,159,684

	SECURITIES SOLD SHORT - (60.6) %
	AEROSPACE/DEFENSE - (1.2) %
1,898	Cubic Corp.	87,877
2,953	Triumph Group, Inc.	93,315
		181,192
	AIRLINES - (0.6) %
5,909	Controladora Vuela Cia de Aviacion SAB de CV * - ADR	85,976

	APPAREL - (0.5) %
3,213	Hanesbrands, Inc.	74,413

	AUTO MANUFACTURERS - (1.1) %
3,150	Honda Motor Co. Ltd. - ADR	86,278
828	Toyota Motor Corp. - ADR	86,957
		173,235
	BANKS - (1.8) %
1,917	Bank of the Ozarks	89,850
2,243	Columbia Banking System, Inc.	89,384
3,369	Guaranty Bancorp	91,637
		270,871

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (60.6) %
	BEVERAGES - (2.9) %
15,807	Ambev SA - ADR	$ 86,780
763	Anheuser-Busch InBev SA/NV - ADR	84,205
3,306	Cia Cervecerias Unidas SA - ADR	86,749
2,901	Farmer Brothers Co. *	87,755
890	Fomento Economico Mexicano SAB de CV - ADR	87,523
		433,012
	BIOTECHNOLOGY - (1.0) %
2,866	Dermira, Inc. *	83,515
1,892	Medicines Co. *	71,915
		155,430
	BUILDING MATERIALS - (1.2) %
2,510	Gibraltar Industries, Inc. *	89,481
1,120	US Concrete, Inc. *	87,976
		177,457
	COMMERCIAL SERVICES - (1.7) %
3,651	Avis Budget Group, Inc. *	99,563
1,898	Monro Muffler Brake, Inc.	79,242
3,645	Team, Inc. *	85,475
		264,280
	COMPUTERS - (3.3) %
4,346	Cray, Inc.	79,966
5,864	Infosys Ltd. - ADR	88,077
1,362	Lumentum Holdings, Inc.	77,702
1,995	Mercury Systems, Inc.	83,970
2,420	NetScout Systems, Inc.	83,248
16,978	Wipro Ltd. - ADR	88,286
		501,249
	DISTRIBUTION/WHOLESALE - (1.1) %
8,788	Fossil Group, Inc.	90,956
2,926	G-III Apparel Group Ltd.	73,004
		163,960
	DIVERSIFIED FINANCIAL SERVICES - (0.6) %
2,335	PRA Group, Inc. *	88,497

	ELECTRIC - (1.1) %
4,670	Korea Electric Power Corp.	83,920
1,367	WEC Energy Group, Inc. - ADR	83,906
		167,826
	ENGINEERING & CONSTRUCTION - (1.7) %
951	Dycom Industries, Inc. *	85,134
790	Grupo Aeroportuario del Pacifico SAB de CV - ADR	88,717
1,648	Jacobs Engineering Group, Inc.	89,635
		263,486
	ENTERTAINMENT - (1.6) %
7,471	500.com Ltd. - ADR *	81,359
3,483	AMC Entertainment Holdings, Inc.	79,238
11,629	National CineMedia, Inc.	86,287
		246,884
	ENVIRONMENTAL CONTROL - (0.5) %
8,700	Hudson Technologies, Inc. *	73,515

	FOOD - (1.8) %
1,254	Calavo Growers, Inc.	86,589
2,605	Hain Celestial Group, Inc. *	101,126
1,087	TreeHouse Foods, Inc. *	88,797
		276,512
	HEALTHCARE-PRODUCTS - (0.5) %
1,822	Patterson Cos, Inc.	85,543

	HEALTHCARE-SERVICES - (1.7) %
1,818	Acadia Healthcare Co., Inc.	89,773
1,441	Envision Healthcare Corp.	90,307
957	Quintiles IMS Holdings, Inc. *	85,652
		265,732
	HOME FURNISHINGS - (1.0) %
1,892	Sony Corp. - ADR	72,255
1,476	Tempur Sealy International, Inc. *	78,804
		151,059
	INTERNET - (1.8) %
26,965	Fang Holdings Ltd. *	100,040
10,536	Pandora Media, Inc. *	93,981
506	Stamps.com, Inc. *	78,367
		272,388
	LEISURE TIME - (1.1) %
954	Polaris Industries, Inc.	87,987
3,232	Vista Outdoor, Inc. *	72,752
		160,739
	MACHINERY-DIVERSIFIED - (0.6) %
985	Wabtec Corp.	90,128

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (60.6) %
	MEDIA - (2.8) %
3,497	Grupo Televisa SAB - ADR	$ 85,222
1,012	Liberty Broadband Corp. *	87,791
2,412	Liberty Media Corp-Liberty Formula One *	88,327
1,452	Nexstar Media Group, Inc.	86,830
5,679	TEGNA, Inc.	81,834
		430,004
	MINING - (1.7) %
1,337	Compass Minerals International, Inc.	87,306
5,600	MAG Silver Corp. *	73,024
5,893	Vedanta Ltd.	91,459
		251,789
	MISCELLANEOUS MANUFACTURING - (0.5) %
8,290	LSB Industries, Inc. *	85,636

	OFFICE FURNISHINGS - (0.6) %
2,247	HNI Corp.	89,588

	OFFICE/BUSINESS EQUIPMENT - (0.6) %
2,487	Canon, Inc. - ADR	84,608

	OIL & GAS - (2.8) %
8,557	Callon Petroleum Co. *	90,790
5,730	Centennial Resource Development, Inc. *	90,649
7,069	Diamond Offshore Drilling, Inc. *	76,557
3,295	Range Resources Corp.	76,345
13,157	SRC Energy, Inc. *	88,547
		422,888
	OIL & GAS SERVICES - (1.2) %
2,673	SEACOR Holdings, Inc. *	91,684
22,390	Weatherford International PLC *	86,649
		178,333
	PACKAGING & CONTAINERS - (0.6) %
1,920	Sealed Air Corp.	85,939

	PHARMACEUTICALS - (2.6) %
1,332	Aerie Pharmaceuticals, Inc. *	69,997
7,847	Depomed, Inc. *	84,277
2,099	Dr. Reddy's Laboratories - ADR	88,452
987	Herbalife Ltd. *	70,403
2,645	Teva Pharmaceutical Industries Ltd. - ADR	87,867
		400,996
	PIPELINES - (1.8) %
4,078	Antero Midstream GP LP	89,634
1,807	Cheniere Energy, Inc. *	88,019
1,839	TransCanada Corp.	87,665
		265,318
	REITS - (1.1) %
6,134	Great Ajax Corp.	85,753
2,525	Iron Mountain, Inc.	86,759
		172,512
	RETAIL - (2.3) %
726	Advance Auto Parts, Inc.	84,644
1,488	Signet Jewelers Ltd.	94,101
4,909	Urban Outfitters, Inc. *	91,013
2,349	Wingstop, Inc. *	72,584
		342,342
	SAVINGS & LOANS - (2.4) %
4,158	Banc of California, Inc.	89,397
3,705	BofI Holding, Inc. *	87,883
3,312	OceanFirst Financial Corp.	89,821
2,484	Pacific Premier Bancorp, Inc. *	91,660
		358,761
	SEMICONDUCTORS - (2.7) %
10,494	Himax Technologies, Inc.	86,051
2,221	Inphi Corp. *	76,180
1,306	Qorvo, Inc. *	82,696
10,820	Siliconware Precision Industries Co. Ltd.	86,235
2,786	Xperi Corp.	83,023
		414,185
	SOFTWARE - (2.1) %
6,414	Allscripts Healthcare Solutions, Inc. *	81,843
503	athenahealth, Inc. *	70,697
2,264	Blackline, Inc. *	80,915
3,318	Evolent Health, Inc. *	84,111
		317,566
	TELECOMMUNICATIONS - (2.7) %
3,567	CenturyLink, Inc.	85,180
2,429	Chunghwa Telecom Co. Ltd.	85,549

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (60.6) %
	TELECOMMUNICATIONS (Continued) - (2.7) %
4,607	Comtech Telecommunications Corp.	$ 87,395
9,200	NeoPhotonics Corp. *	71,024
3,539	NTT DOCOMO, Inc.	83,697
		412,845
	TRANSPORTATION - (1.1) %
10,743	Costamare, Inc.	78,531
3,705	Golar LNG Ltd.	82,436
		160,967
	TRUCKING & LEASING - (0.6) %
1,832	Greenbrier Cos., Inc.	84,730

	TOTAL SECURITIES SOLD SHORT (Proceeds - $9,165,222)	9,182,391

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust
+ All or a portion of this security is held as collateral for securities sold short.
* Non income producing security.
^ 50 shares per contract.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and securities sold short is $6,000,033 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 566,346
	Unrealized depreciation:	(446,427)
	Net unrealized appreciation	$ 119,919

Number of						Underlying Face	Unrealized
Contracts						Amount at Value	Depreciation
	LONG FUTURE CONTRACT
59	S&P 500 E-Mini Future September 2017					$ 7,141,655	$ (32,933)

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Security	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
Australian Custom Stock Basket	Goldman Sachs	AUD	2.11500%	7/31/2018	6,496	$ 496,804	$ 9,394
Canadian Custom Stock Basket	Goldman Sachs	CAD	1.37900%	8/1/2018	13,552	1,027,010	10,234
European Custom Stock Basket	Goldman Sachs	EUR	0.01270%	7/31/2018	21,722	2,528,271	(52,006)
Hong Kong Custom Stock Basket	Goldman Sachs	HKD	0.96132%	7/31/2018	55,244	711,118	13,183
Japan Custom Stock Basket	Goldman Sachs	JPY	0.28643%	8/1/2018	2,733,435	2,498,492	47,621
Korean Custom Stock Basket	Goldman Sachs	USD	1.82378%	7/31/2018	7,954	779,969	(1,988)
Switzerland Custom Stock Basket	Goldman Sachs	CHF	(0.38840)%	7/31/2018	1,948	198,928	(4,708)
United Kingdom Custom Stock Basket	Goldman Sachs	GBP	0.75575%	7/31/2018	11,214	1,421,697	(23,173)
						$ 9,662,289	$ (1,443)
Short
Australian Custom Stock Basket	Goldman Sachs	AUD	0.65000%	7/31/2018	6,899	$ 503,989	$ (8,688)
Canadian Custom Stock Basket	Goldman Sachs	CAD	0.37900%	8/1/2018	13,147	1,021,489	3,602
European Custom Stock Basket	Goldman Sachs	EUR	(1.57300)%	7/31/2018	22,655	2,535,015	29,907
Hong Kong Custom Stock Basket	Goldman Sachs	HKD	(1.78868)%	7/31/2018	55,178	719,289	9,000
Japan Custom Stock Basket	Goldman Sachs	JPY	(1.21357)%	8/1/2018	2,747,508	2,511,356	17,423
Korean Custom Stock Basket	Goldman Sachs	USD	(0.62622)%	7/31/2018	7,956	801,965	(7,638)
Switzerland Custom Stock Basket	Goldman Sachs	CHF	(1.88840)%	7/31/2018	1,892	197,876	5,584
United Kingdom Custom Stock Basket	Goldman Sachs	GBP	(0.24425)%	7/31/2018	11,336	1,427,171	25,212
						$ 9,718,150	$ 74,402

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2017 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 26,430,861	$ -	$ -	$ 26,430,861
Long Total Return Swaps	-	372,780	-	372,780
Mutual Funds	207,181,985	-	-	207,181,985
Short Term Investments	14,734,422	-	-	14,734,422
Short Credit Default Swap	-	415,692	-	415,692
U.S Government Obligations		124,879,560		124,879,560
Total	$ 248,347,268	$ 125,668,032	$ -	$ 374,015,300
Liabilities*
Long Future Contracts	$ 66,094	$ -	$ -	$ 66,094
Swaptions Purchased	-	440,042	-	440,042
Total	$ 66,094	$ 440,042	$ -	$ 506,136

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,254,867	$ -	$ -	$ 9,254,867
Exchange Traded Funds	5,667,550	-	-	5,667,550
Put Options Purchased	11,625	-	-	11,625
Short Term Investments	368,301	-	-	368,301
Short Total Return Swaps	-	74,402	-	74,402
Total	$ 15,302,343	$ 74,402	$ -	$ 15,376,745
Liabilities*
Securities Sold Short	$ 9,182,391	$ -	$ -	$ 9,182,391
Long Total Return Swaps	-	1,443	-	1,443
Total	$ 9,182,391	$ 1,443	$ -	$ 9,183,834
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/24/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/24/2017